Credit Quality (Details) - Credit risk - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Loans | Housing
Credit quality
Exposure to credit risk	$ 534,021	$ 523,952	$ 516,403
Loans | Housing | Performing - Stage 1
Credit quality
Exposure to credit risk	442,181	432,532	452,004
Loans | Housing | Performing - Stage 2
Credit quality
Exposure to credit risk	87,419	87,504	59,831
Loans | Housing | Non-performing - Stage 3
Credit quality
Exposure to credit risk	4,421	3,916	4,568
Loans | Housing | Strong
Credit quality
Exposure to credit risk	443,059	435,544	425,568
Loans | Housing | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	403,099	393,754	401,201
Loans | Housing | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	39,960	41,790	24,367
Loans | Housing | Good/satisfactory
Credit quality
Exposure to credit risk	73,068	72,443	72,994
Loans | Housing | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	37,045	36,862	48,746
Loans | Housing | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	36,023	35,581	24,248
Loans | Housing | Weak
Credit quality
Exposure to credit risk	17,894	15,965	17,841
Loans | Housing | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	2,037	1,916	2,057
Loans | Housing | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	11,436	10,133	11,216
Loans | Housing | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	4,421	3,916	4,568
Loans | Personal
Credit quality
Exposure to credit risk	13,151	13,897	15,250
Loans | Personal | Performing - Stage 1
Credit quality
Exposure to credit risk	11,172	12,096	13,270
Loans | Personal | Performing - Stage 2
Credit quality
Exposure to credit risk	1,739	1,588	1,727
Loans | Personal | Non-performing - Stage 3
Credit quality
Exposure to credit risk	240	213	253
Loans | Personal | Strong
Credit quality
Exposure to credit risk	4,965	5,060	4,974
Loans | Personal | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	4,854	4,961	4,890
Loans | Personal | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	111	99	84
Loans | Personal | Good/satisfactory
Credit quality
Exposure to credit risk	7,295	7,959	9,205
Loans | Personal | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	6,142	6,903	8,092
Loans | Personal | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	1,153	1,056	1,113
Loans | Personal | Weak
Credit quality
Exposure to credit risk	891	878	1,071
Loans | Personal | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	176	232	288
Loans | Personal | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	475	433	530
Loans | Personal | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	240	213	253
Loans | Business
Credit quality
Exposure to credit risk	207,229	206,004	192,098
Loans | Business | Performing - Stage 1
Credit quality
Exposure to credit risk	158,451	170,134	171,153
Loans | Business | Performing - Stage 2
Credit quality
Exposure to credit risk	45,606	32,753	17,878
Loans | Business | Non-performing - Stage 3
Credit quality
Exposure to credit risk	3,172	3,117	3,067
Loans | Business | Strong
Credit quality
Exposure to credit risk	88,563	87,984	76,798
Loans | Business | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	77,166	82,280	76,014
Loans | Business | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	11,397	5,704	784
Loans | Business | Good/satisfactory
Credit quality
Exposure to credit risk	111,122	110,788	108,151
Loans | Business | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	81,213	87,770	94,954
Loans | Business | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	29,909	23,018	13,197
Loans | Business | Weak
Credit quality
Exposure to credit risk	7,544	7,232	7,149
Loans | Business | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	72	84	185
Loans | Business | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	4,300	4,031	3,897
Loans | Business | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	3,172	3,117	3,067
Undrawn credit commitments
Credit quality
Exposure to credit risk	208,403	200,099	201,186
Undrawn credit commitments | Performing - Stage 1
Credit quality
Exposure to credit risk	188,667	184,535	192,094
Undrawn credit commitments | Performing - Stage 2
Credit quality
Exposure to credit risk	19,339	15,217	8,771
Undrawn credit commitments | Non-performing - Stage 3
Credit quality
Exposure to credit risk	397	347	321
Undrawn credit commitments | Strong
Credit quality
Exposure to credit risk	165,447	157,659	157,049
Undrawn credit commitments | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	155,647	150,424	154,459
Undrawn credit commitments | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	9,800	7,235	2,590
Undrawn credit commitments | Good/satisfactory
Credit quality
Exposure to credit risk	41,480	40,957	42,888
Undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	32,907	34,011	37,519
Undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	8,573	6,946	5,369
Undrawn credit commitments | Weak
Credit quality
Exposure to credit risk	1,476	1,483	1,249
Undrawn credit commitments | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	113	100	116
Undrawn credit commitments | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	966	1,036	812
Undrawn credit commitments | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	397	347	321
Loans and undrawn credit commitments
Credit quality
Exposure to credit risk	962,804	943,952	924,937
Loans and undrawn credit commitments | Performing - Stage 1
Credit quality
Exposure to credit risk	800,471	799,297	828,521
Loans and undrawn credit commitments | Performing - Stage 2
Credit quality
Exposure to credit risk	154,103	137,062	88,207
Loans and undrawn credit commitments | Non-performing - Stage 3
Credit quality
Exposure to credit risk	8,230	7,593	8,209
Loans and undrawn credit commitments | Strong
Credit quality
Exposure to credit risk	702,034	686,247	664,389
Loans and undrawn credit commitments | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	640,766	631,419	636,564
Loans and undrawn credit commitments | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	61,268	54,828	27,825
Loans and undrawn credit commitments | Good/satisfactory
Credit quality
Exposure to credit risk	232,965	232,147	233,238
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	157,307	165,546	189,311
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	75,658	66,601	43,927
Loans and undrawn credit commitments | Weak
Credit quality
Exposure to credit risk	27,805	25,558	27,310
Loans and undrawn credit commitments | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	2,398	2,332	2,646
Loans and undrawn credit commitments | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	17,177	15,633	16,455
Loans and undrawn credit commitments | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	$ 8,230	$ 7,593	$ 8,209